Income Taxes - Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	$ 2,393	$ 2,196	$ 2,040
Deferred	175	77	(50)
Total income tax provision	$ 2,568	$ 2,273	$ 1,990